Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related parties
Schedule of key management compensation

	For the Year Ended
	December 31,
(in thousands)	2023	2022	2021
Key management compensation
Short term employee benefits	$3,586	$2,673	$3,099
Share-based payments	3,503	1,994	2,702
Post-employment benefits	104	108	92
	$7,193	$4,775	$5,893